ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
ORGANIZATION AND DESCRIPTION OF BUSINESS
1	ORGANIZATION AND DESCRIPTION OF BUSINESS

a)	Organization

On May 12, 2016, Asiya Pearls, Inc., a Nevada corporation (the “Asiya”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Qpagos Corporation, a Delaware corporation (“Qpagos Corporation”), and Qpagos Merge, Inc., a Delaware corporation and wholly owned subsidiary of the Asiya (“Merger Sub”).  Pursuant to the Merger Agreement, on May 12, 2016 the merger was consummated and Qpagos Corporation and Merger Sub merged (the “Merger”), with Qpagos Corporation continuing as the surviving corporation of the Merger.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of Asiya’s common stock, par value $0.0001 per share (the “Common Stock”). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, Asiya assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which are now exercisable for approximately 6,219,200 shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current Asiya stockholder of 5,000,000 shares of Common Stock agreed to return to Asiya 4,975,000 shares of Common Stock held by such holder to Asiya and the then-current Asiya stockholder retained an aggregate of 25,000 shares of Common Stock and the other stockholders of Asiya retained 5,000,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 49,929,000 shares of Asiya common stock which represented approximately 91% of the Company Common Stock outstanding.

The Merger is being treated as a reverse acquisition of Asiya, a public shell company, for financial accounting and reporting purposes. As such, Qpagos Corporation is treated as the acquirer for accounting and financial reporting purposes while Asiya is treated as the acquired entity for accounting and financial reporting purposes. Further, as a result, the historical financial statements that will be reflected in the Company’s future financial statements filed with the United States Securities and Exchange Commission (“SEC”) will be those of Qpagos Corporation, and the Company’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of Qpagos Corporation.

Qpagos Corporation was incorporated on May 1, 2015 under the laws of Delaware under the name Qpagos Corporation as the holding company for two wholly owned operating subsidiaries, QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. Each of these entities were incorporated in November 2013 in Mexico.

QPagos, S.A.P.I. de C.V. was formed to process payment transactions for service providers it contracts with, and Redpag Electrónicos S.A.P.I. de C.V. was formed to deploy and operate kiosks as a distributor.

On August 31, 2015, Qpagos Corporation entered into a share exchange agreement with stockholders of QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. to effect a reverse merger transaction. Pursuant to the transaction, the majority of the stockholders of QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. exchanged 99.996% and 99.99% of the outstanding shares of QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. , respectively, for shares of Qpagos Corporation. Upon consummation of the transaction QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V. became subsidiaries of Qpagos Corporation.

On May 27, 2016 Asiya changed its name to QPAGOS. QPAGOS and its direct and indirect subsidiaries Qpagos Corporation, QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V., will be referred to hereafter as “the Company”.

On June 1, 2016, the board of directors changed the Company’s fiscal year end from October 31 to December 31. As a result of the change in fiscal year, the Company is filing this Transition Report on Form 10-Q covering the transition period from December 31, 2015 to March 31, 2016.

b)	Description of the business

QPAGOS, through its indirect subsidiaries QPagos, S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V., provides physical and virtual payment services to the Mexican market. The Company provides an integrated network of kiosks, terminals and payment channels that enable consumers in Mexico to deposit cash, convert it into a digital form and remit the funds to any merchant in our network quickly and securely. The Company helps consumers and merchants connect more efficiently in markets and consumer segments, such as Mexico, that are largely cash-based and lack convenient alternatives for consumers to pay for goods and services in physical, online and mobile environments. For example, our licensed technology can be used to pay bills, add minutes to mobile phones, purchase transportation and tickets, shop online or at a retail store, buy digital services or send money to a friend or relative.

QPAGOS Corporation - Parent Company [Member]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1	ORGANIZATION AND DESCRIPTION OF BUSINESS

a)	Organization

QPAGOS Corporation (“the Company”) was incorporated on May 1, 2015 under the laws of the state of Delaware to effectuate a reverse merger transaction with Qpagos, S.A.P.I. de C.V. (Qpagos) and Redpag Electrónicos S.A.P.I. de C.V. (Redpag). Each of the entities were incorporated in November 2013 in Mexico. Qpagos was formed to process payment transactions for service providers it contracts with, and Redpag was formed to deploy and operate kiosks as an agent of Qpagos.

On August 31, 2015, QPAGOS Corporation entered into various agreements with the shareholders of Qpagos and Redpag to effect a reverse merger transaction (the "Reverse Merger''). Pursuant to the Reverse Merger, the majority of the shareholders of Qpagos and Redpag, agreed to exchange 99.996% and 99.990% of the outstanding shares, respectively, and QPAGOS Corporation agreed to acquire aforementioned shares of Qpagos and Redpag. The Reverse Merger closed on August 31, 2015. Upon the close of the Reverse Merger, QPAGOS Corporation became the parent of Qpagos and Redpag and assumed the operations of these two companies as its sole business. The transactions contemplated by the Reverse Merger were intended to be a "tax-free" transaction pursuant to the Internal Revenue Code.

For financial accounting purposes, the Reverse Merger was treated as a reverse acquisition by Qpagos and Redpag, and resulted in a recapitalization with Qpagos and Redpag being the accounting acquirer. Accordingly, the Company's historical financial statements have been prepared to give retroactive effect to the reverse acquisition completed on August 31, 2015, and represent the operations of Qpagos and Redpag from January 1, 2014 and for QPAGOS Corporation, from the period September 1, 2015 to December 31, 2015.

QPAGOS Corporation and its subsidiaries Qpagos and Redpag will be referred to hereafter as “the Company”.

b)	Description of the business

QPAGOS Corporation, through its subsidiaries Qpagos and Redpag, provide physical and virtual payment services to the Mexican market. The Company provides an integrated network of kiosks, terminals and payment channels that enable consumers in Mexico to deposit cash, convert it into a digital form and remit the funds to any merchant in our network quickly and securely. The Company helps consumers and merchants connect more efficiently in markets and consumer segments, such as Mexico, that are largely cash-based and lack convenient alternatives for consumers to pay for goods and services in physical, online and mobile environments. For example, our licensed technology can be used to pay bills, add minutes to mobile phones, purchase transportation and tickets, shop online or at a retail store, buy digital services or send money to a friend or relative.